Note 10 - Common Stock and Additional Paid-In Capital (Details) - Changes in Earnings Per Share (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 10 - Common Stock and Additional Paid-In Capital (Details) - Changes in Earnings Per Share [Line Items]
Earnings per share, basic and diluted	$ 0.02	$ 1.12	$ 0.58	$ (26.36)	$ (209.97)
Reverse stock split impact	$ 0.02	$ 0.96
Scenario, Previously Reported [Member]
Note 10 - Common Stock and Additional Paid-In Capital (Details) - Changes in Earnings Per Share [Line Items]
Earnings per share, basic and diluted	$ 0.00	$ 0.16
Scenario, Actual [Member]
Note 10 - Common Stock and Additional Paid-In Capital (Details) - Changes in Earnings Per Share [Line Items]
Earnings per share, basic and diluted	$ 0.02	$ 1.12